Schedule of Intangible Assets Future Amortization Expenses (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
(rest of year)	$ 811,877
Year One	2,849,173	$ 3,451,633
Year Two	1,620,131	2,692,802
Year Three	1,221,036	1,464,717
Year Four	1,158,057	1,158,057
Thereafter	1,582,385
Total	9,242,659	11,507,653	$ 13,565,494	$ 440,527
Finite-Lived Intangible Asset, Expected Amortization, Year Five		1,058,057
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		1,582,387
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
(rest of year)	202,242
Year One	808,968	808,968
Year Two	808,968	808,968
Year Three	808,968	808,968
Year Four	808,968	808,968
Thereafter	429,021
Total	3,867,135	4,473,861	5,427,294	231,146
Finite-Lived Intangible Asset, Expected Amortization, Year Five		808,968
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		429,021
Customer-Related Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
(rest of year)	284,417
Year One	889,364	1,137,663
Year Two	141,145	889,364
Year Three	141,145	141,145
Year Four	141,145	141,145
Thereafter	435,193
Total	2,032,409	2,885,657	4,047,319	38,400
Finite-Lived Intangible Asset, Expected Amortization, Year Five		141,145
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		435,195
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
(rest of year)	51,986
Year One	207,944	207,944
Year Two	207,944	207,944
Year Three	207,944	207,944
Year Four	207,944	207,944
Thereafter	718,171
Total	1,601,933	1,757,891	1,985,236	31,040
Finite-Lived Intangible Asset, Expected Amortization, Year Five		207,944
Finite-Lived Intangible Asset, Expected Amortization, after Year Five		718,171
Platform Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
(rest of year)	190,040
Year One	586,950	662,350
Year Two	281,613	487,751
Year Three	42,131	182,415
Year Four
Thereafter
Total	1,100,734	1,332,516	995,880	72,899
Finite-Lived Intangible Asset, Expected Amortization, Year Five
Finite-Lived Intangible Asset, Expected Amortization, after Year Five
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
(rest of year)	83,192
Year One	355,947	298,775
Year Two	180,461	298,775
Year Three	20,848	124,245
Year Four
Thereafter
Total	640,448	721,795	278,264
Finite-Lived Intangible Asset, Expected Amortization, Year Five
Finite-Lived Intangible Asset, Expected Amortization, after Year Five
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Year One		335,933
Year Two
Year Three
Year Four
Total		335,933	$ 831,501	$ 67,042
Finite-Lived Intangible Asset, Expected Amortization, Year Five
Finite-Lived Intangible Asset, Expected Amortization, after Year Five